UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of September 30, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.0%
	Consumer Discretionary — 18.7%
	Automobiles — 3.3%
1,015	Harley-Davidson, Inc.	65,191
81	Tesla Motors, Inc. (a)	15,686

		80,877

	Hotels, Restaurants & Leisure — 1.9%
729	Apollo Global Management LLC, Class A	20,590
382	Las Vegas Sands Corp.	25,339

		45,929

	Household Durables — 1.3%
255	Mohawk Industries, Inc. (a)	33,175

	Internet & Catalog Retail — 3.0%
152	Amazon.com, Inc. (a)	47,365
27	priceline.com, Inc. (a)	27,700

		75,065

	Media — 0.9%
357	Walt Disney Co. (The)	23,029

	Specialty Retail — 5.0%
530	GameStop Corp., Class A	26,319
504	Home Depot, Inc. (The)	38,206
276	O’Reilly Automotive, Inc. (a)	35,189
426	Williams-Sonoma, Inc.	23,964

		123,678

	Textiles, Apparel & Luxury Goods — 3.3%
264	Lululemon Athletica, Inc., (Canada) (a)	19,281
535	Michael Kors Holdings Ltd., (Hong Kong) (a)	39,883
386	Wolverine World Wide, Inc.	22,448

		81,612

	Total Consumer Discretionary	463,365

	Energy — 5.4%
	Energy Equipment & Services — 2.9%
246	Dril-Quip, Inc. (a)	28,194
792	Frank’s International N.V., (Netherlands) (a)	23,693
237	Oceaneering International, Inc.	19,221

		71,108

	Oil, Gas & Consumable Fuels — 2.5%
704	Cabot Oil & Gas Corp.	26,270
210	Concho Resources, Inc. (a)	22,883
242	Phillips 66	13,969

		63,122

	Total Energy	134,230

	Financials — 7.2%
	Capital Markets — 1.5%
132	Affiliated Managers Group, Inc. (a)	24,035
399	Lazard Ltd., (Bermuda), Class A	14,354

		38,389

	Commercial Banks — 0.8%
216	Signature Bank (a)	19,750

	Diversified Financial Services — 1.3%
445	Moody’s Corp.	31,318

	Insurance — 2.5%
254	ACE Ltd., (Switzerland)	23,755
1,000	Amtrust Financial Services, Inc.	39,053

		62,808

	Real Estate Management & Development — 1.1%
1,130	CBRE Group, Inc., Class A (a)	26,130

	Total Financials	178,395

	Health Care — 14.9%
	Biotechnology — 7.2%
215	Aegerion Pharmaceuticals, Inc. (a)	18,385
189	Biogen Idec, Inc. (a)	45,576
802	Exact Sciences Corp. (a)	9,473
1,089	Gilead Sciences, Inc. (a)	68,401
74	Regeneron Pharmaceuticals, Inc. (a)	23,090
191	Vertex Pharmaceuticals, Inc. (a)	14,489

		179,414

	Health Care Equipment & Supplies — 0.7%
1,052	Novadaq Technologies, Inc., (Canada) (a)	17,439

	Health Care Providers & Services — 3.0%
590	Acadia Healthcare Co., Inc. (a) (m)	23,244
528	Premier, Inc., Class A (a)	16,725
466	UnitedHealth Group, Inc.	33,392

		73,361

	Life Sciences Tools & Services — 2.3%
652	Agilent Technologies, Inc.	33,420
297	Illumina, Inc. (a)	23,966

		57,386

	Pharmaceuticals — 1.7%
401	Valeant Pharmaceuticals International, Inc. (a)	41,867

	Total Health Care	369,467

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Industrials — 18.0%
	Aerospace & Defense — 1.0%
105	Precision Castparts Corp.	23,792

	Airlines — 0.9%
941	Delta Air Lines, Inc.	22,208

	Building Products — 1.0%
611	Fortune Brands Home & Security, Inc.	25,444

	Construction & Engineering — 1.1%
373	Fluor Corp.	26,475

	Electrical Equipment — 2.2%
325	Acuity Brands, Inc. (m)	29,944
550	Generac Holdings, Inc.	23,439

		53,383

	Industrial Conglomerates — 1.3%
477	Carlisle Cos., Inc.	33,507

	Machinery — 1.6%
500	Pall Corp.	38,535

	Marine — 1.0%
293	Kirby Corp. (a)	25,385

	Road & Rail — 3.8%
154	Canadian Pacific Railway Ltd., (Canada)	18,976
904	Hertz Global Holdings, Inc. (a)	20,024
430	J.B. Hunt Transport Services, Inc.	31,345
517	Old Dominion Freight Line, Inc. (a)	23,770

		94,115

	Trading Companies & Distributors — 4.1%
772	Air Lease Corp.	21,354
1,291	HD Supply Holdings, Inc. (a)	28,357
269	MSC Industrial Direct Co., Inc., Class A	21,883
576	Rush Enterprises, Inc., Class A (a)	15,267
170	Watsco, Inc.	16,054

		102,915

	Total Industrials	445,759

	Information Technology — 30.7%
	Communications Equipment — 1.3%
333	Palo Alto Networks, Inc. (a)	15,263
1,031	Ruckus Wireless, Inc. (a)	17,359

		32,622

	Computers & Peripherals — 3.3%
174	Apple, Inc.	82,740

	Electronic Equipment, Instruments & Components — 1.0%
320	Amphenol Corp., Class A	24,754

	Internet Software & Services — 9.8%
774	Dealertrack Technologies, Inc. (a)	33,162
586	eBay, Inc. (a)	32,693
975	Facebook, Inc., Class A (a)	49,004
102	Google, Inc., Class A (a)	89,518
102	LinkedIn Corp., Class A (a)	25,000
276	Trulia, Inc. (a)	12,990

		242,367

	IT Services — 6.8%
149	Alliance Data Systems Corp. (a)	31,488
310	Cognizant Technology Solutions Corp., Class A (a)	25,457
317	FleetCor Technologies, Inc. (a)	34,876
54	MasterCard, Inc., Class A	35,994
206	Visa, Inc., Class A	39,443

		167,258

	Semiconductors & Semiconductor Equipment — 3.2%
2,397	Applied Materials, Inc.	42,047
867	Avago Technologies Ltd., (Singapore)	37,394

		79,441

	Software — 5.3%
498	Adobe Systems, Inc. (a)	25,887
283	Infoblox, Inc. (a)	11,814
987	Microsoft Corp.	32,880
264	Red Hat, Inc. (a)	12,172
256	ServiceNow, Inc. (a)	13,299
243	Splunk, Inc. (a)	14,596
258	Workday, Inc., Class A (a)	20,839

		131,487

	Total Information Technology	760,669

	Materials — 3.1%
	Chemicals — 3.1%
201	Ecolab, Inc.	19,841
150	PPG Industries, Inc.	25,009
174	Sherwin-Williams Co. (The)	31,644

	Total Materials	76,494

	Total Common Stocks (Cost $1,741,807)	2,428,379

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investments — 2.8%
	Investment Company — 2.8%
70,509	JPMorgan Prime Money Market Fund, Institutional Class Shares 0.010% (b) (l) (m) (Cost $70,509)	70,509

	Total Investments — 100.8% (Cost $1,812,316)	2,498,888
	Liabilities in Excess of Other Assets — (0.8)%	(19,930)

	NET ASSETS — 100.0%	$2,478,958

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$696,728
Aggregate gross unrealized depreciation	(10,156)

Net unrealized appreciation/depreciation	$686,572

Federal income tax cost of investments	$1,812,316

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,498,888	$—	$—	$2,498,888

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOIs for industry specifics of the portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 26, 2013

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 26, 2013